Related Parties (Details ) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Parties [Abstract]
Trade receivables	$ 226	$ 226
Allowance for doubtful debts	(226)	(226)
Trade receivables, net